NET LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$ (1,464,557)	$ (3,683,070)	$ (2,648,017)	$ (4,906,473)
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,087,755	0	7,974,635	4,373,668
Weighted average shares issuable for vested restricted stock units	199,914	0	145,347	0
Total weighted average shares diluted	8,287,669	7,821,515	8,119,982	4,373,668